SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Long-term investment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss on equity securities without readily determinable fair values	$ 755,524	$ 0	$ 0
Impairment loss on available-for-sale investments	$ 0	$ 0	$ 0